LEASE (Tables)	12 Months Ended
Dec. 31, 2025
LEASE
Schedule of supplemental cash flow information related to leases

	Year ended ,	Year ended ,
	December 31, 2024	December 31, 2025
	RMB	RMB
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	37,150	42,091
Right-of-use assets obtained in exchange for lease obligations:
Operating leases	29,483	38,935

Schedule of ROU assets and lease liabilities

	Year ended ,	Year ended ,
	December 31, 2024	December 31, 2025
	RMB	RMB
Right-of-use assets	35,635	35,733
Operating lease liabilities-current	27,258	18,357
Operating lease liabilities-non current	7,693	14,326

Schedule of weighted-average remaining lease term and weighted-average discount rate

	Year ended ,	Year ended ,
	December 31, 2024	December 31, 2025
	RMB	RMB
Weighted-average remaining lease term	1.41	2.03
Weighted-average discount rate	3.77%	3.27%

Schedule of maturities of operating lease liabilities

December 31, 2024
RMB
2025	27,736
2026	7,061
2027	1,074
2028 and thereafter	—
Total undiscounted lease payments	35,870
Imputed interest	(919)
Total lease liabilities	34,951

December 31, 2025
RMB
2026	18,591
2027	11,049
2028	3,665
2029 and thereafter	—
Total undiscounted lease payments	33,305
Imputed interest	(622)
Total lease liabilities	32,683